As filed with the Securities and Exchange Commission on August 15, 2014

Securities Act No. 33-44964

Investment Company Act File No. 811-06526

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 152	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 155	☒

THE BOSTON TRUST & WALDEN FUNDS

(Exact Name of Registrant as Specified in Charter)

3435 Stelzer Road, Columbus, Ohio 43219

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (614) 470-8000

Michael V. Wible

Thompson Hine LLP

41 S. High Street,

Suite 1700 Columbus, Ohio 43215

(Address of Agent for Service)

With Copies to:

Jennifer Hankins

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, Ohio 43219

It is proposed that this filing will become effective (check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ on 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston in the Commonwealth of Massachusetts on the 15th day of August, 2014.

THE BOSTON TRUST & WALDEN FUNDS

By:	/s/ Lucia Santini
Lucia Santini
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the date indicated.

SIGNATURE	TITLE	DATE

/s/ Diane Armstrong	Trustee	August 15, 2014
Diane Armstrong*

/s/ Michael M. Van Buskirk	Trustee	August 15, 2014
Michael M. Van Buskirk*

/s/ James H. Woodward	Trustee	August 15, 2014
James H. Woodward*

/s/ Lucia Santini	Trustee and President Principal Executive Officer	August 15, 2014
Lucia Santini

/s/ Heidi Soumerai	Trustee	August 15, 2014
Heidi Soumerai*

/s/ Jennifer Ellis	Treasurer Principal Accounting Officer	August 15, 2014
Jennifer Ellis*

By:	/s/ Michael V. Wible
Michael V. Wible, as attorney-in-fact

*Pursuant to power of attorney

EXHIBIT INDEX

EXHIBIT DOCUMENT

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase